16. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value. The assumptions used in the estimation of the fair value of the Company’s financial instruments are detailed below. Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques. The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good faith estimate of the increase or decrease in the value of financial instruments held by the Company since purchase, origination, or issuance.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.  These levels are:

·	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

·	Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

·	Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Cash and Cash Equivalents

For cash, due from banks and interest-bearing deposits, the carrying amount is a reasonable estimate of fair value.  Cash and cash equivalents are reported in the Level 1 fair value category.

Investment Securities Available for Sale

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.  Fair values for investment securities with quoted market prices are reported in the Level 1 fair value category.  Fair value measurements obtained from independent pricing services are reported in the Level 2 fair value category. All other fair value measurements are reported in the Level 3 fair value category.

Other Investments

For other investments, the carrying value is a reasonable estimate of fair value.  Other investments are reported in the Level 3 fair value category.

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at lower of aggregate cost or market value.  The cost of mortgage loans held for sale approximates the market value.  Mortgage loans held for sale are reported in the Level 3 fair value category.

Loans

The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value.  Loans are reported in the Level 3 fair value category, as the pricing of loans is more subjective than the pricing of other financial instruments.

Cash Surrender Value of Life Insurance

For cash surrender value of life insurance, the carrying value is a reasonable estimate of fair value.  Cash surrender value of life insurance is reported in the Level 2 fair value category.

Other Real Estate

The fair value of other real estate is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral.  Other real estate is reported in the Level 3 fair value category.

Deposits

The fair value of demand deposits, interest-bearing demand deposits and savings is the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities.  Deposits are reported in the Level 2 fair value category.

Securities Sold Under Agreements to Repurchase

For securities sold under agreements to repurchase, the carrying value is a reasonable estimate of fair value.  Securities sold under agreements to repurchase are reported in the Level 2 fair value category.

FHLB Borrowings

The fair value of FHLB borrowings is estimated based upon discounted future cash flows using a discount rate comparable to the current market rate for such borrowings.  FHLB borrowings are reported in the Level 2 fair value category.

Junior Subordinated Debentures

Because the Company’s junior subordinated debentures were issued at a floating rate, the carrying amount is a reasonable estimate of fair value.  Junior subordinated debentures are reported in the Level 2 fair value category.

Commitments to Extend Credit and Standby Letters of Credit

Commitments to extend credit and standby letters of credit are generally short-term and at variable interest rates. Therefore, both the carrying value and estimated fair value associated with these instruments are immaterial.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2013 and 2012 are as follows:

(Dollars in thousands)
		Fair Value Measurements at December 31, 2013
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$76,773	76,773	-	-	76,773
Investment securities available for sale	297,890	1,689	294,951	1,250	297,890
Other investments	4,990	-	-	4,990	4,990
Mortgage loans held for sale	497	-	-	497	497
Loans, net	607,459	-	-	612,132	612,132
Cash surrender value of life insurance	13,706	-	13,706	-	13,706

Liabilities:
Deposits	$799,361	-	798,460	-	798,460
Securities sold under agreements
to repurchase	45,396	-	45,396	-	45,396
FHLB borrowings	65,000	-	65,891	-	65,891
Junior subordinated debentures	20,619	-	20,619	-	20,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$48,843	48,843	-	-	48,843
Investment securities available for sale	297,823	1,468	295,105	1,250	297,823
Other investments	5,599	-	-	5,599	5,599
Mortgage loans held for sale	6,922	-	-	6,922	6,922
Loans, net	605,551	-	-	599,996	599,996
Cash surrender value of life insurance	13,273	-	13,273	-	13,273

Liabilities:
Deposits	$781,525	-	780,662	-	780,662
Securities sold under agreements
to repurchase	34,578	-	34,578	-	34,578
FHLB borrowings	70,000	-	76,375	-	76,375
Junior subordinated debentures	20,619	-	20,619	-	20,619